ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Major Classes Of Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets and Liabilities Classified As Held For Sale [Line Items]
Assets held for sale	$ 1,958	$ 0
Property, plant and equipment	12,572	14,151	$ 4,718
Intangible assets	2,892	3,699
Other non-current assets	1,549	1,424
Total assets	23,587	23,909
Total liabilities	21,365	$ 19,841
Disposal groups classified as held for sale [member]
Assets and Liabilities Classified As Held For Sale [Line Items]
Accounts receivable and other	42
Assets held for sale	42
Property, plant and equipment	1,775
Intangible assets	105
Other non-current assets	36
Total assets	1,958
Accounts payable and other liabilities	12
Non-recourse borrowings	1,197
Total liabilities	1,209
Net assets classified as held for sale	$ 749